Intangible assets and goodwill - Finite-lived intangibles (Details) - Software and license - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	€ 806
Intangible assets other than goodwill at end of period	474	€ 806
Cost
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	5,179	4,587
Additions	145	592
Intangible assets other than goodwill at end of period	5,324	5,179
Accumulated depreciation and impairment
Intangible assets and goodwill
Intangible assets other than goodwill at beginning of period	(4,373)	(3,841)
Amortization charge of the year	(477)	(532)
Intangible assets other than goodwill at end of period	€ (4,850)	€ (4,373)